Note 22 - Reclassification	12 Months Ended
Dec. 31, 2014
Partners' Capital, Comprehensive Income [Abstract]
Disclosure of Reclassification Amount [Text Block]	NOTE 22 - RECLASSIFICATION Certain amounts in the prior year have been reclassified to be consistent with the current year's statement presentation.